Investments Gross Unrealized losses by Major Security (Detail) $ in Millions	Dec. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($) security
Number of Securities
Total No. of Sec. | security	696	1,073
Less than 12 Months | security	182	342
12 Months or Greater | security	514	731
Fair Value
Total Fair Value	$ 28,580	$ 53,784
Less than 12 Months	15,413	35,528
12 Months or Greater	13,167	18,256
Gross Unrealized Losses
Gross Unrealized Losses	753	1,935
Less than 12 Months	67	485
12 Months or Greater	$ 686	$ 1,450
U.S. government
Number of Securities
Total No. of Sec. | security	62	113
Less than 12 Months | security	8	39
12 Months or Greater | security	54	74
Fair Value
Total Fair Value	$ 17,402	$ 38,782
Less than 12 Months	11,327	30,257
12 Months or Greater	6,075	8,525
Gross Unrealized Losses
Gross Unrealized Losses	357	1,151
Less than 12 Months	54	418
12 Months or Greater	$ 303	$ 733
State and local government
Number of Securities
Total No. of Sec. | security	252	379
Less than 12 Months | security	60	127
12 Months or Greater | security	192	252
Fair Value
Total Fair Value	$ 1,589	$ 2,339
Less than 12 Months	318	783
12 Months or Greater	1,271	1,556
Gross Unrealized Losses
Gross Unrealized Losses	58	117
Less than 12 Months	1	6
12 Months or Greater	$ 57	$ 111
Corporate and other debt
Number of Securities
Total No. of Sec. | security	141	304
Less than 12 Months | security	36	122
12 Months or Greater | security	105	182
Fair Value
Total Fair Value	$ 3,821	$ 7,034
Less than 12 Months	1,177	2,935
12 Months or Greater	2,644	4,099
Gross Unrealized Losses
Gross Unrealized Losses	68	215
Less than 12 Months	5	33
12 Months or Greater	$ 63	$ 182
Residential mortgage-backed
Number of Securities
Total No. of Sec. | security	30	40
Less than 12 Months | security	12	12
12 Months or Greater | security	18	28
Fair Value
Total Fair Value	$ 293	$ 428
Less than 12 Months	233	377
12 Months or Greater	60	51
Gross Unrealized Losses
Gross Unrealized Losses	6	11
Less than 12 Months	1	4
12 Months or Greater	$ 5	$ 7
Commercial mortgage-backed
Number of Securities
Total No. of Sec. | security	147	153
Less than 12 Months | security	34	8
12 Months or Greater | security	113	145
Fair Value
Total Fair Value	$ 3,551	$ 3,294
Less than 12 Months	1,210	264
12 Months or Greater	2,341	3,030
Gross Unrealized Losses
Gross Unrealized Losses	233	376
Less than 12 Months	3	16
12 Months or Greater	$ 230	$ 360
Other asset-backed
Number of Securities
Total No. of Sec. | security	64	84
Less than 12 Months | security	32	34
12 Months or Greater | security	32	50
Fair Value
Total Fair Value	$ 1,924	$ 1,907
Less than 12 Months	1,148	912
12 Months or Greater	776	995
Gross Unrealized Losses
Gross Unrealized Losses	31	65
Less than 12 Months	3	8
12 Months or Greater	$ 28	$ 57